Components of Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt	$ 2,964,157	$ 2,775,441	$ 5,996,889
Less: Amount Due Within One Year	(1,283,355)	(1,060,188)	(4,924,838)
Amount Due After One Year	1,680,802	1,715,253	1,072,051
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal
Debt Instrument [Line Items]
Long term debt	(90,678)	(97,003)	(122,305)
Notes Payable | The principal is not subject to a fixed repayment schedule
Debt Instrument [Line Items]
Long term debt	209,208	209,208	209,208
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt	225,719	225,719	294,319
Notes Payable | The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.
Debt Instrument [Line Items]
Long term debt	396,004	396,004	396,004
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013
Debt Instrument [Line Items]
Long term debt	101,748	101,748	101,745
Convertible, Senior Secured Term Debt
Debt Instrument [Line Items]
Long term debt	619,122
Convertible, Senior Secured Term Debt | The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013
Debt Instrument [Line Items]
Long term debt	619,122	619,122	4,549,520
Convertible, Senior Secured Term Debt | Unamortized Debt Discounts Net
Debt Instrument [Line Items]
Long term debt	(617,069)	0	(752,248)
Convertible, Senior Secured Term Debt | Convertible,Senior Secured Term Debt,The principal to be repaid on periodic basis, With an equal amount on each of February 1, 2014, May 1, 2014 and August 1, 2014 and on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018.

Debt Instrument [Line Items]
Long term debt	800,000	0
Long-term secured deferred trade payable | The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt	$ 1,320,643	$ 1,320,643	$ 1,320,643